Sprott Uranium Miners ETF

Schedule of Investments

As of May 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (88.82%)
Coal & Consumable Fuels (78.42%)
Alligator Energy, Ltd.(a)	154,543,513	$8,207,185
Appia Rare Earths & Uranium Corp.(a)	6,617,394	2,014,228
Bannerman Energy Ltd(a)	59,289,007	9,786,192
Baselode Energy Corp.(a)	4,593,238	3,813,021
Berkeley Energia, Ltd.(a)	20,075,286	5,312,328
Boss Energy, Ltd.(a)	13,710,128	23,908,895
Cameco Corp.	5,740,298	140,465,092
CanAlaska Uranium, Ltd.(a)	5,915,539	2,011,054
CGN Mining Co., Ltd.	317,005,000	32,721,742
Deep Yellow, Ltd.(a)	18,595,906	10,075,718
Denison Mines Corp.(a)	29,687,012	36,218,155
Elevate Uranium, Ltd.(a)	13,082,075	4,788,048
Energy Fuels, Inc.(a)	5,110,571	32,758,760
Fission Uranium Corp.(a)	32,167,566	20,091,218
Forsys Metals Corp.(a)	9,293,030	4,702,170
GoviEx Uranium, Inc.(a)	27,471,228	6,624,283
IsoEnergy, Ltd.(a)	5,071,059	13,190,326
Laramide Resources, Ltd.(a)	9,545,208	4,301,513
Mega Uranium, Ltd.(a)	16,921,744	3,411,507
NAC Kazatomprom JSC, GDR(b)	5,281,193	147,873,404
NexGen Energy, Ltd.(a)	8,822,403	41,906,414
Paladin Energy, Ltd.(a)	84,161,555	48,016,733
Peninsula Energy, Ltd.(a)	47,896,852	6,015,292
Skyharbour Resources, Ltd.(a)	6,302,045	2,267,012
Toro Energy, Ltd.(a)	220,056,642	3,000,543
UEX Corp.(a)	25,939,710	5,742,277
Uranium Energy Corp.(a)	10,542,489	40,272,308
Uranium Royalty Corp.(a)	4,361,668	13,655,536
Ur-Energy, Inc.(a)	10,345,957	12,622,068
Vimy Resources, Ltd.(a)	55,356,893	7,746,723
Western Uranium & Vanadium Corp.(a)	1,857,583	2,041,381
Total Coal & Consumable Fuels		695,561,126

Diversified Metals & Mining (4.21%)
Consolidated Uranium, Inc.(a)	3,250,255	5,447,714
Global Atomic Corp.(a)	8,400,807	20,124,477
Lotus Resources, Ltd.(a)	57,751,579	11,811,919
Total Diversified Metals & Mining		37,384,110

Precious Metals & Minerals (1.54%)
Encore Energy Corp.(a)	14,171,637	13,669,129

Trading Companies & Distributors (4.65%)
Yellow Cake PLC(a)(b)(c)	8,768,068	41,233,420

TOTAL COMMON STOCKS
(Cost $903,426,377)		787,847,785

Security Description	Shares	Value
CLOSED-END FUND (11.05%)
Sprott Physical Uranium Trust(a)	8,281,963	98,020,308

TOTAL CLOSED-END FUND
(Cost $99,214,052)		98,020,308

TOTAL INVESTMENTS (99.87%)
(Cost $1,002,640,429)		$885,868,093
NET LIABILITIES LESS OTHER ASSETS (0.13%)		1,197,083
NET ASSETS - 100.00%		$887,065,176

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2022, the market value of those securities was $189,106,824 representing 21.32% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2022, the aggregate market value of those securities was $41,233,420, representing 4.65% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Funds Trust

Notes to Quarterly Schedules of Investments

May 31, 2022 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments at May 31, 2022:

Sprott Uranium Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$787,847,785	$–	$–	$787,847,785
Closed-End Fund*	98,020,308	–	–	98,020,308
Total	$885,868,093	$–	$–	$885,868,093

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no transfers out of or into level 3 during the period ended May 31, 2022.